Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (859)	$ (1,431)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	80	121
Interest expenses	45	27
Interest income	(220)
Share of loss of a joint venture	10	10
Non-cash finance income		(74)
Loss on disposal of fixed assets		278
Changes in operating assets and liabilities
(Increase) decrease in other receivables and prepaid expenses	(92)	215
Increase in accounts payable and accruals	28	343
Net cash used in operating activities	(1,008)	(511)
CASH FLOWS – INVESTING ACTIVITIES:
Investments in short-term deposits	(1)	(12)
Interest received on bank deposits	14
Investment in a joint venture	(41)	(182)
Purchase of property and equipment	(6)	(1)
Net cash used in investing activities	(34)	(195)
CASH FLOWS - FINANCING ACTIVITIES:
Principal elements of lease payments	(33)	(51)
Net cash used in financing activities	(33)	(51)
DECREASE IN CASH AND CASH EQUIVALENTS	(1,075)	(757)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	5,295	14,621
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(169)	(1,544)
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 4,051	$ 12,320